September 27, 2007
Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549
Re:     Vermillion, Inc. — Registration Statement on Form S-1
Dear Sir or Madam:
On behalf of Vermillion, Inc., a Delaware corporation (the “Registrant”), I am submitting three copies of the Registrant’s Registration Statement on Form S-1 (the “Registration Statement”), for the registration under the Securities Act of 1933, as amended, of 43,935,269 shares of the Registrant’s common stock, par value $0.001 per share (“Common Stock”), including 18,716,709 shares of the Registrant’s Common Stock issuable upon the exercise of warrants (collectively, the “Shares”) to be issued as described in the Registration Statement. The Registration Statement was transmitted for filing with the Commission via EDGAR on the date hereof.
The Registrant has previously wired to the Commission’s account at Mellon Bank $1,335.33 in payment of the requisite registration fee with respect to the Shares, calculated as set forth on the facing page of the Registration Statement.
If you have any questions, or it would expedite your review in any way, please do not hesitate to contact the undersigned at (650) 320-1884 or Robert Purcell of this firm at (415) 856-7049.
Very truly yours,
/s/ Robert Claassen
Robert Claassen
of PAUL, HASTINGS, JANOFSKY & WALKER LLP

cc:	Gail S. Page, President and Chief Executive Officer of Vermillion, Inc. Robert Purcell, Esq.